Segment information (Details 2)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Domestic CNY	Dec. 31, 2013 Domestic CNY	Dec. 31, 2012 Domestic CNY	Dec. 31, 2014 North America CNY	Dec. 31, 2013 North America CNY	Dec. 31, 2012 North America CNY	Dec. 31, 2014 Other international regions CNY	Dec. 31, 2013 Other international regions CNY	Dec. 31, 2012 Other international regions CNY
Revenues from external customers by geographic areas
Revenues	$ 619,415,177	3,843,223,404	3,052,662,993	2,770,586,055	3,059,627,935	2,150,762,144	1,925,177,127	369,968,880	481,099,025	445,908,814	413,626,589	420,801,824	399,500,114